BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014 item	Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Assets of VIEs collateralized for VIEs obligations	$ 0
Number of restrictions on use of VIEs assets to settle the reporting entitys obligation	0
Liabilities of consolidated VIEs for which creditors do not have recourse to the general credit of the reporting entity or subsidiaries	$ 318,771	$ 166,078